Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property and equipment consisted of the following:

	December 31, 2016	December 31, 2015

Office Equipment	$196,273	$196,374
Furniture and Fixtures	-	4,418
Motor Vehicles	118,636	210,933
	314,909	411,725
Less: Accumulated Depreciation	(178,989)	(169,798)
	$135,920	$241,927